CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2013	$ 5	$ 193,207	$ 13	$ (117,807)	$ 75,418
Balance (in shares) at Dec. 31, 2013	4,889
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for exercise of options, employee stock purchase plan and release of awards		2,236			2,236
Issuance of common stock for exercise of options, employee stock purchase plan and release of awards (in shares)	90
Stock-based compensation		4,591			4,591
Change in unrealized gain (loss) on available-for-sale investments			(23)		(23)
Net loss				(32,682)	(32,682)
Balance at Dec. 31, 2014	$ 5	200,034	(10)	(150,489)	49,540
Balance (in shares) at Dec. 31, 2014	4,979
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for exercise of options, employee stock purchase plan and release of awards		1,772			1,772
Issuance of common stock for exercise of options, employee stock purchase plan and release of awards (in shares)	133
Issuance of common stock, net of costs of $1,632	$ 2	21,366			21,368
Number of shares of common stock issued in equity and public offering	1,437
Stock-based compensation		3,650			3,650
Change in unrealized gain (loss) on available-for-sale investments			(6)		(6)
Net loss				(31,483)	31,500
Balance at Dec. 31, 2015	$ 7	226,822	(16)	(181,972)	$ 44,841
Balance (in shares) at Dec. 31, 2015	6,549				6,549
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for exercise of options, employee stock purchase plan and release of awards		364			$ 364
Issuance of common stock for exercise of options, employee stock purchase plan and release of awards (in shares)	81
Stock-based compensation		2,155			2,155
Change in unrealized gain (loss) on available-for-sale investments			$ 16		16
Net loss				(32,048)	32,000
Balance at Dec. 31, 2016	$ 7	$ 229,341		$ (214,020)	$ 15,328
Balance (in shares) at Dec. 31, 2016	6,630				6,630
Increase (Decrease) in Stockholders' Equity
Net loss					$ (10,142)
Balance at Sep. 30, 2017					$ 7,727
Balance (in shares) at Sep. 30, 2017					8,068